Quarterly Holdings Report
for
Fidelity® MSCI Real Estate Index ETF
October 31, 2020
T16-QTLY-1220
1.9862677.105

Schedule of Investments October 31, 2020 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.8%
	Shares	Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) – 96.1%
Diversified REITs – 3.5%
Alexander & Baldwin, Inc.	67,118	$ 862,466
American Assets Trust, Inc.	49,704	1,040,305
Armada Hoffler Properties, Inc.	55,831	503,037
Colony Capital, Inc.	467,509	1,664,332
Empire State Realty Trust, Inc. Class A	144,519	777,512
Essential Properties Realty Trust, Inc.	91,295	1,508,194
Gladstone Commercial Corp.	35,023	569,124
Global Net Lease, Inc.	91,322	1,299,512
iStar, Inc.	75,523	891,171
One Liberty Properties, Inc.	16,635	256,678
PS Business Parks, Inc.	21,776	2,483,117
STORE Capital Corp.	225,514	5,795,710
VEREIT, Inc.	1,043,536	6,469,923
Washington Real Estate Investment Trust	79,830	1,395,429
WP Carey, Inc.	170,426	10,670,372
		36,186,882
Health Care REITs – 8.7%
CareTrust REIT, Inc.	92,847	1,587,684
Community Healthcare Trust, Inc.	24,528	1,135,646
Diversified Healthcare Trust	233,001	674,538
Global Medical REIT, Inc.	52,669	654,676
Healthcare Realty Trust, Inc.	141,168	3,924,470
Healthcare Trust of America, Inc. Class A	224,429	5,453,625
Healthpeak Properties, Inc.	526,140	14,189,996
LTC Properties, Inc.	38,843	1,282,207
Medical Properties Trust, Inc.	516,106	9,197,009
National Health Investors, Inc.	43,593	2,443,388
Omega Healthcare Investors, Inc.	219,853	6,333,965
Physicians Realty Trust	213,427	3,598,379
Sabra Health Care REIT, Inc.	199,046	2,619,445
Universal Health Realty Income Trust	12,890	689,228
Ventas, Inc.	359,170	14,176,440
Welltower, Inc.	402,341	21,633,876
		89,594,572
Hotel & Resort REITs – 2.4%
Apple Hospitality REIT, Inc.	205,336	2,032,826
Chatham Lodging Trust	47,059	345,884
DiamondRock Hospitality Co.	194,406	960,366
Host Hotels & Resorts, Inc.	681,753	7,144,771
MGM Growth Properties LLC Class A	128,155	3,389,700
Park Hotels & Resorts, Inc.	227,769	2,261,746
Pebblebrook Hotel Trust	126,793	1,518,980
RLJ Lodging Trust	160,460	1,312,563
Ryman Hospitality Properties, Inc.	50,576	2,015,453
Service Properties Trust	160,381	1,156,347
Summit Hotel Properties, Inc.	104,060	549,437
Sunstone Hotel Investors, Inc.	209,169	1,552,034

	Shares	Value

Xenia Hotels & Resorts, Inc.	110,424	$ 909,894
		25,150,001
Industrial REITs – 11.8%
Americold Realty Trust	197,140	7,142,382
Duke Realty Corp.	362,912	13,787,027
EastGroup Properties, Inc.	40,020	5,325,862
First Industrial Realty Trust, Inc.	132,128	5,260,016
Industrial Logistics Properties Trust	67,016	1,285,367
Lexington Realty Trust	275,094	2,731,683
Monmouth Real Estate Investment Corp. Class A	105,365	1,459,305
Prologis, Inc.	710,495	70,481,104
Rexford Industrial Realty, Inc.	128,119	5,952,409
STAG Industrial, Inc.	154,163	4,797,552
Terreno Realty Corp.	73,735	4,149,806
		122,372,513
Office REITs – 7.1%
Alexandria Real Estate Equities, Inc.	123,396	18,696,962
Boston Properties, Inc.	144,335	10,451,297
Brandywine Realty Trust	165,337	1,448,352
City Office REIT, Inc.	52,948	334,631
Columbia Property Trust, Inc.	111,388	1,178,485
Corporate Office Properties Trust	110,178	2,471,292
Cousins Properties, Inc.	145,768	3,714,169
Douglas Emmett, Inc.	170,696	4,028,426
Easterly Government Properties, Inc.	75,303	1,573,833
Equity Commonwealth	134,807	3,561,601
Franklin Street Properties Corp.	106,806	448,585
Highwoods Properties, Inc.	104,250	3,103,522
Hudson Pacific Properties, Inc.	151,118	2,910,533
JBG SMITH Properties	123,830	2,891,430
Kilroy Realty Corp.	102,425	4,822,169
Mack-Cali Realty Corp.	88,144	968,703
Office Properties Income Trust	47,160	868,216
Paramount Group, Inc.	172,751	998,501
Piedmont Office Realty Trust, Inc. Class A	122,095	1,394,325
SL Green Realty Corp.	73,905	3,163,873
Vornado Realty Trust	156,659	4,814,131
		73,843,036
Residential REITs – 13.4%
American Campus Communities, Inc.	135,600	5,079,576
American Homes 4 Rent Class A	276,775	7,824,429
Apartment Investment & Management Co. Class A	147,586	4,707,993
AvalonBay Communities, Inc.	137,582	19,141,784
Camden Property Trust	93,815	8,653,496
Equity Lifestyle Properties, Inc.	173,745	10,283,967
Equity Residential	361,368	16,977,069
Essex Property Trust, Inc.	64,166	13,127,722
Front Yard Residential Corp.	51,519	689,839
Independence Realty Trust, Inc.	96,770	1,175,756

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Common Stocks – continued
	Shares	Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) – continued
Residential REITs – continued
Investors Real Estate Trust	12,437	$ 838,378
Invitation Homes, Inc.	523,490	14,270,337
Mid-America Apartment Communities, Inc.	110,101	12,841,080
NexPoint Residential Trust, Inc.	19,032	843,498
Preferred Apartment Communities, Inc. Class A	48,321	260,933
Sun Communities, Inc.	94,614	13,021,725
UDR, Inc.	284,040	8,873,410
UMH Properties, Inc.	39,834	542,937
		139,153,929
Retail REITs – 8.0%
Acadia Realty Trust	84,025	783,953
Agree Realty Corp.	59,065	3,666,165
Alexander's, Inc.	2,293	557,635
American Finance Trust, Inc.	106,295	612,791
Brixmor Property Group, Inc.	286,325	3,138,122
Federal Realty Investment Trust	69,297	4,766,248
Getty Realty Corp.	41,491	1,090,383
Kimco Realty Corp.	417,280	4,281,293
Kite Realty Group Trust	81,971	849,220
National Retail Properties, Inc.	166,913	5,342,885
Realty Income Corp.	336,414	19,464,914
Regency Centers Corp.	164,977	5,871,531
Retail Opportunity Investments Corp.	113,357	1,102,964
Retail Properties of America, Inc. Class A	208,437	1,092,210
RPT Realty	80,013	391,264
Saul Centers, Inc.	13,898	343,976
Seritage Growth Properties, Class A (a)	36,269	461,704
Simon Property Group, Inc.	294,283	18,483,915
SITE Centers Corp.	150,203	1,022,882
Spirit Realty Capital, Inc.	100,409	3,017,290
Tanger Factory Outlet Centers, Inc.	91,954	569,195
Taubman Centers, Inc.	59,679	1,994,472
The Macerich Co.	103,855	722,831
Urban Edge Properties	113,565	1,067,511
Urstadt Biddle Properties, Inc. Class A	30,387	288,980
Weingarten Realty Investors	117,847	1,869,053
Whitestone REIT	38,794	231,212
		83,084,599
Specialized REITs – 41.2%
American Tower Corp.	426,424	97,928,272
CatchMark Timber Trust, Inc. Class A	55,303	480,583
CoreCivic, Inc.	116,678	747,906
CoreSite Realty Corp.	38,268	4,567,668
Crown Castle International Corp.	316,670	49,463,854
CubeSmart	192,544	6,533,018
CyrusOne, Inc.	113,286	8,048,970

	Shares	Value

Digital Realty Trust, Inc.	260,953	$ 37,655,518
EPR Properties	75,162	1,791,862
Equinix, Inc.	85,359	62,417,915
Extra Space Storage, Inc.	125,922	14,600,656
Four Corners Property Trust, Inc.	70,601	1,789,029
Gaming and Leisure Properties, Inc.	204,586	7,436,701
Iron Mountain, Inc.	281,176	7,327,447
Jernigan Capital, Inc.	23,278	402,477
Lamar Advertising Co. Class A	84,224	5,218,519
Life Storage, Inc.	46,647	5,324,755
National Storage Affiliates Trust	68,774	2,330,751
Outfront Media, Inc.	139,826	1,833,119
PotlatchDeltic Corp.	71,378	2,965,756
Public Storage	153,124	35,076,115
QTS Realty Trust, Inc. Class A	62,059	3,817,249
Rayonier, Inc.	135,866	3,448,279
Safehold, Inc.	14,792	1,017,985
SBA Communications Corp.	109,128	31,687,497
The Geo Group, Inc.	118,048	1,045,905
Uniti Group, Inc.	183,933	1,622,289
VICI Properties, Inc.	466,243	10,700,277
Weyerhaeuser Co.	727,706	19,859,097
		427,139,469
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)		996,525,001
REAL ESTATE MANAGEMENT & DEVELOPMENT – 3.7%
Diversified Real Estate Activities – 0.2%
Five Point Holdings LLC Class A (a)	53,291	223,289
Tejon Ranch Co. (a)	24,927	341,749
The RMR Group, Inc. Class A	17,933	478,094
The St. Joe Co. (a)	39,845	1,077,409
		2,120,541
Real Estate Development – 0.3%
Forestar Group, Inc. (a)	19,126	318,257
The Howard Hughes Corp. (a)	39,862	2,479,018
		2,797,275
Real Estate Operating Companies – 0.2%
FRP Holdings, Inc. (a)	6,870	277,960
Kennedy-Wilson Holdings, Inc.	125,222	1,650,426
		1,928,386
Real Estate Services – 3.0%
CBRE Group, Inc. Class A (a)	324,952	16,377,581
Cushman & Wakefield PLC (a)	107,588	1,260,931
eXp World Holdings, Inc. (a)	27,809	1,178,824
Jones Lang LaSalle, Inc.	50,052	5,648,869
Marcus & Millichap, Inc. (a)	24,946	779,064
Newmark Group, Inc. Class A	146,065	691,618
RE/MAX Holdings, Inc. Class A	18,969	613,457
Realogy Holdings Corp. (a)	112,290	1,253,156
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Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT – continued
Real Estate Services – continued
Redfin Corp. (a)	93,711	$ 3,914,308
		31,717,808
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		38,564,010
TOTAL COMMON STOCKS (Cost $1,149,913,954)		1,035,089,011
Money Market Fund – 0.1%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.01% (b) (Cost $1,291,000)	1,291,000	1,291,000
TOTAL INVESTMENT IN SECURITIES – 99.9% (Cost $1,151,204,954)		1,036,380,011
NET OTHER ASSETS (LIABILITIES) (c) – 0.1%		533,606
NET ASSETS – 100.0%		$ 1,036,913,617

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
(c)	Includes $180,000 of cash collateral to cover margin requirements for futures contracts.

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contract
CME Dow Jones U.S. Real Estate Index Contracts	60	December 2020	$1,819,800	$(91,020)	$(91,020)
The notional amount of futures purchased as a percentage of Net Assets is 0.2%
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
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Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds (Underlying Funds) are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated underlying fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.
For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
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The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.
Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.
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